ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY AND SUBSIDIARIES

As of March 31, 2026, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Controlled by	Percentage of direct/indirect Economic Ownership	Principal Activities
Platinum Analytics Trading Technology Limited (“Platinum BVI”)	March 14, 2017	British Virgin Island	The Company	100%	Investment Holding
Platinum Analytics Singapore Pte. Ltd (“Platinum Singapore”)	May 27, 2017	Singapore	Platinum BVI	100%	Investment Holding/ software development services development services
Platinum Analytics Hong Kong Limited (“Platinum HK”) (disposed on January 10, 2025)	October 18, 2016	Hong Kong,	The Company	100%	Investment Holding
Platinum Analytics Ronghui Technology (Shanghai) Limited (“Platinum SH”) (disposed on January 10, 2025)	January 17, 2017	People’s Republic of China (“PRC”)	Platinum HK	100%	Dormant